Consolidated Balance Sheets - USD ($)		Mar. 31, 2022	Mar. 31, 2021
CURRENT ASSETS:
Cash		$ 11,763,445	$ 12,054,015
Accounts receivable, net		1,712,430	1,919,379
Other receivables, net		320,784	217,174
Loan to third parties, current		569,532	623,711
Loan to related parties		1,745,479	78,979
Other current assets		90,630	139,940
TOTAL CURRENT ASSETS		16,202,300	15,033,198
Loan to third parties, noncurrent		149,673	78,882
Property and equipment, net		710,727	759,445
Investments in unconsolidated entities		12,277	11,879
Operating lease right-of-use assets		158,697	371,603
Long-term rent deposit		72,409	79,045
Deferred tax assets, net		697,823	639,269
TOTAL ASSETS		18,003,906	16,973,321
CURRENT LIABILITIES:
Due to related parties		315,512	297,855
Deferred revenue		3,980,132	4,141,555
Operating lease liabilities, current		136,467	256,600
Taxes payable		983,869	712,327
Other payables		199,066	118,442
Accrued expenses and other liabilities		372,657	532,246
TOTAL CURRENT LIABILITIES		5,987,703	6,059,025
Operating lease liabilities, noncurrent		6,063	105,872
TOTAL LIABILITIES		5,993,766	6,164,897
COMMITMENTS AND CONTINGENCIES
EQUITY
Common stock, $0.01 par value, 30,000,000 shares authorized; 4,440,085 and 4,381,033 shares issued and outstanding as of March 31, 2022 and March 31, 2021, respectively	[1]	44,401	43,810
Additional paid-in capital		4,798,793	4,799,384
Statutory reserve		657,329	323,820
Retained earnings		5,722,151	5,312,654
Accumulated other comprehensive loss		(1,190)	(278,180)
Total shareholders’ equity		11,221,484	10,201,488
Non-controlling interest		788,656	606,936
TOTAL EQUITY		12,010,140	10,808,424
TOTAL LIABILITIES AND EQUITY		$ 18,003,906	$ 16,973,321

[1]	Retrospectively restated for effect of stock split and reorganization